Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Methods used to measure risk	Management value at risk (VaR) VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books. In some instances, historical data is not available for particular market risk factors for the entire look-back period, for example, complete historical data would not be available for an equity security following an initial public offering. In these cases, market risk managers will proxy the unavailable market risk factor data with available data for a related market risk factor. Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.
Confidence level used to determine risk adjustment for non-financial risk	95.00%
Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 31	£ 23
High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	57	29
Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17	16
Credit risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20	12
Credit risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38	17
Credit risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	8
Interest rate risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10	6
Interest rate risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17	11
Interest rate risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	3
Equity price risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13	10
Equity price risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	35	22
Equity price risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	5
Basis risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	8
Basis risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	11
Basis risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	6
Spread risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	4
Spread risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	5
Spread risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	3
Foreign exchange risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	5
Foreign exchange risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Commodity risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	2
Commodity risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Inflation risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Inflation risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Diversification effect [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (33)	£ (23)